Combined carve-out statement of changes in net parent investment equity - USD ($)	Total	Number Of Share Outstanding [Member]	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Net Parent Investment [Member]
Balance, amount at Dec. 31, 2022	$ 6,298,897	$ 0	$ 0	$ 0	$ 0	$ 6,298,897
Net transfers to former parent	(8,373,758)	0	0	0	0	(8,373,758)
Net income	7,732,494	0	0	0	0	7,732,494
Balance, amount at Dec. 31, 2023	5,657,633	0	0	0	0	5,657,633
Net transfers to former parent	(3,192,108)	0	0	0	0	(3,192,108)
Net income	3,773,243	0	0	0	0	3,773,243
Balance, amount at Dec. 31, 2024	6,238,768	0	0	0	0	6,238,768
Net income	14,758,426	0	0	0	14,758,426	0
Capitalization at spin-off, including issuance of common stock (refer to Note 1)	0	2,780,855	27,808	6,210,960	0	(6,238,768)
Issuance of restricted shares for stock incentive award and share-based compensation	286,080	35,760	358	285,722	0	0
Dividends declared ($0.42 per share)	(1,182,979)	0	0	0	(1,182,979)	0
Balance, amount at Dec. 31, 2025	$ 20,100,295	$ 2,816,615	$ 28,166	$ 6,496,682	$ 13,575,447	$ 0